AMERICAN HIGH INCOME TRUST (Prospectus Summary) | AMERICAN HIGH INCOME TRUST
American High-Income Trust(SM)
Investment objectives
The fund's primary investment objective is to provide you with a high level of current income.

Its secondary investment objective is capital appreciation.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 24 of the prospectus and on page 63 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees AMERICAN HIGH INCOME TRUST (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none	3.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMERICAN HIGH INCOME TRUST	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	0.23%	1.00%	1.00%	0.25%	none	0.21%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.13%	0.13%	0.17%	0.16%	0.15%	0.22%	0.24%	0.23%	0.21%	0.22%	0.19%	0.47%	0.21%	0.16%	0.11%	0.06%
Total annual fund operating expenses	0.67%	1.44%	1.48%	0.72%	0.46%	0.74%	1.55%	1.54%	1.02%	0.53%	1.50%	1.53%	1.02%	0.72%	0.42%	0.37%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AMERICAN HIGH INCOME TRUST (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	441	581	734	1,178
Class B	647	856	987	1,515
Class C	251	468	808	1,768
Class F-1	74	230	401	894
Class F-2	47	148	258	579
Class 529-A	468	642	830	1,364
Class 529-B	677	928	1,102	1,729
Class 529-C	276	525	897	1,934
Class 529-E	124	364	621	1,351
Class 529-F-1	74	210	355	771
Class R-1	153	474	818	1,791
Class R-2	156	483	834	1,824
Class R-3	104	325	563	1,248
Class R-4	74	230	401	894
Class R-5	43	135	235	530
Class R-6	38	119	208	468

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption AMERICAN HIGH INCOME TRUST (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	147	456	787	1,515
Class C	151	468	808	1,768
Class 529-B	177	528	902	1,729
Class 529-C	176	525	897	1,934

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized

Statistical Rating Organizations or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities.

The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States.

Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards,

and may be more difficult to value, than those in the United States.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper High Current Yield Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies and Citigroup Broad

Investment-Grade (BIG) Bond Index reflects the market sectors and securities in which the fund primarily invests. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results

during this period were:

Highest 20.08% (quarter ended

June 30, 2009)

Lowest -19.08% (quarter

ended December 31, 2008)

The fund’s total return for the nine

months ended September 30th, 2011,

was -2.95%

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns AMERICAN HIGH INCOME TRUST	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	10.70%	6.28%	7.49%	8.50%	Feb. 19, 1988
Class A After Taxes on Distributions	Share class A - After taxes on distributions	7.70%	3.28%	4.35%		Feb. 19, 1988
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	6.86%	3.52%	4.45%		Feb. 19, 1988
Class B	Share class B (before taxes)	9.10%	5.99%	7.25%	6.38%	Mar. 15, 2000
Class C	Share class C (before taxes)	13.04%	6.24%		6.66%	Mar. 15, 2001
Class F-1	Share class F-1 (before taxes)	14.91%	7.06%		7.46%	Mar. 15, 2001
Class F-2	Share class F-2 (before taxes)	15.21%			10.76%	Aug. 04, 2008
Class 529-A	Share class 529-A (before taxes)	10.62%	6.23%		7.86%	Feb. 19, 2002
Class 529-B	Share class 529-B (before taxes)	8.98%	5.88%		7.65%	Feb. 25, 2002
Class 529-C	Share class 529-C (before taxes)	12.99%	6.18%		7.44%	Feb. 19, 2002
Class 529-E	Share class 529-E (before taxes)	14.57%	6.73%		7.77%	Mar. 15, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	15.13%	7.26%		10.15%	Sep. 16, 2002
Class R-1	Share class R-1 (before taxes)	14.02%	6.20%		9.04%	Jul. 11, 2002
Class R-2	Share class R-2 (before taxes)	14.04%	6.24%		8.16%	Jun. 18, 2002
Class R-3	Share class R-3 (before taxes)	14.56%	6.71%		8.80%	Jun. 21, 2002
Class R-4	Share class R-4 (before taxes)	14.90%	7.04%		9.92%	Jul. 19, 2002
Class R-5	Share class R-5 (before taxes)	15.25%	7.37%		8.69%	May 15, 2002
Class R-6	Share class R-6 (before taxes)	15.31%			29.07%	May 01, 2009
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or taxes)	14.94%	8.90%	9.01%
Lipper High Current Yield Funds Index	Lipper High Current Yield Funds Index (reflects no deductions for sales charges, account fees or taxes)	14.91%	6.58%	6.67%	7.08%
Citigroup Broad Investment-Grade (BIG) Bond Index	Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.30%	5.98%	5.96%	7.24%

Class A annualized 30-day yield at September 30, 2011: 8.02%

(For current yield information, please call American FundsLine®

at 800/325-3590.)